QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

Schedule of investments (unaudited)	March 31, 2021

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.4%
iShares Trust:
iShares Core U.S. Aggregate Bond ETF	83,977	$9,559,102
iShares MSCI EAFE ETF	79,040	5,996,765
iShares Russell 1000 Growth ETF	57,072	13,870,779
iShares Russell 1000 Value ETF	94,475	14,317,686
iShares Russell 2000 ETF	26,557	5,867,503
Legg Mason ETF Investment Trust:
Legg Mason International Low Volatility High Dividend ETF	1,073,673	27,239,084	(a)
Legg Mason Low Volatility High Dividend ETF	4,789,476	167,296,397	(a)
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	2,985,220	63,704,595	(a)
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	14,595,645	152,086,622	(a)
ClearBridge International Growth Fund, Class IS Shares	243,372	15,979,802	(a)
QS International Equity Fund, Class IS Shares	2,544,434	44,858,366	(a)
QS U.S. Small Capitalization Equity Fund, Class IS Shares	2,659,190	42,227,932	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	223,055	49,081,009	(a)
ClearBridge Appreciation Fund, Class IS Shares	3,222,204	97,149,439	(a)
ClearBridge International Value Fund, Class IS Shares	1,640,018	18,023,800	(a)
ClearBridge Large Cap Growth Fund, Class IS Shares	739,654	50,363,013	(a)
QS U.S. Large Cap Equity Fund, Class IS Shares	5,929,684	129,326,418	(a)
The Royce Fund - Royce Pennsylvania Mutual Fund, Institutional Class Shares	2,944,754	34,335,830	(a)
Vanguard Index Funds - Vanguard Total International Bond ETF	172,032	9,826,468
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	11,609,633	151,737,909	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $872,444,951)		1,102,848,519

See Notes to Schedule of Investments.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2021 Quarterly Report	1

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

DESCRIPTION	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.5%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.5%
S&P 500 Index, Put @ $ 2,450.00	12/17/21	10	$3,972,890	$24,300
S&P 500 Index, Put @ $ 2,500.00	12/17/21	11	4,370,179	29,150
S&P 500 Index, Put @ $ 2,600.00	12/17/21	23	9,137,647	70,035
S&P 500 Index, Put @ $ 2,650.00	12/17/21	25	9,932,225	83,250
S&P 500 Index, Put @ $ 2,750.00	12/17/21	36	14,302,404	144,540
S&P 500 Index, Put @ $ 2,800.00	12/17/21	142	56,415,038	606,340
S&P 500 Index, Put @ $ 2,850.00	12/17/21	13	5,164,757	60,190
S&P 500 Index, Put @ $ 2,900.00	12/17/21	139	55,223,171	712,375
S&P 500 Index, Put @ $ 2,950.00	12/17/21	37	14,699,693	198,690
S&P 500 Index, Put @ $ 3,000.00	12/17/21	144	57,209,616	836,640
S&P 500 Index, Put @ $ 3,050.00	12/17/21	26	10,329,514	166,660
S&P 500 Index, Put @ $ 3,100.00	12/17/21	117	46,482,813	797,940
S&P 500 Index, Put @ $ 3,150.00	12/17/21	24	9,534,936	180,480
S&P 500 Index, Put @ $ 3,200.00	12/17/21	16	6,356,624	127,920
S&P 500 Index, Put @ $ 3,100.00	6/17/22	15	5,959,335	188,025
S&P 500 Index, Put @ $ 3,150.00	6/17/22	12	4,767,468	160,440
S&P 500 Index, Put @ $ 3,200.00	6/17/22	33	13,110,537	462,660
S&P 500 Index, Put @ $ 3,250.00	6/17/22	22	8,740,358	328,900
S&P 500 Index, Put @ $ 3,300.00	6/17/22	15	5,959,335	238,950
S&P 500 Index, Put @ $ 3,350.00	6/17/22	11	4,370,179	187,880
S&P 500 Index, Put @ $ 3,400.00	6/17/22	24	9,534,936	431,520

TOTAL PURCHASED OPTIONS (Cost - $16,843,767)				6,036,885

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $889,288,718)				1,108,885,404

	RATE		SHARES
SHORT-TERM INVESTMENTS - 0.2%
Invesco Government & Agency Portfolio, Institutional Class	0.030%		2,103,623	2,103,623
Dreyfus Government Cash Management, Institutional Shares	0.030%		21,807	21,807

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,125,430)				2,125,430

TOTAL INVESTMENTS - 100.1% (Cost - $891,414,148)				1,111,010,834
Liabilities in Excess of Other Assets - (0.1)%				(1,228,091)

TOTAL NET ASSETS - 100.0%				$1,109,782,743

(a)	Underlying Funds are affiliated with Legg Mason, Inc., a subsidiary of Franklin Resources, Inc., and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Schedule of Investments.

2	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2021 Quarterly Report

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2021 Quarterly Report	3

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio invests in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) or ETFs that are based on an index and managed by unaffiliated investment advisers (“Underlying Funds”).

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the

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Notes to Schedule of Investments (unaudited) (continued)

“Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Investments in Underlying Funds	$1,102,848,519	—	—	$1,102,848,519
Purchased Options:
Exchange-Traded Purchased Options	5,197,840	$839,045	—	6,036,885

Total Long-Term Investments	1,108,046,359	839,045	—	1,108,885,404

Short-Term Investments†	2,125,430	—	—	2,125,430

Total Investments	$1,110,171,789	$839,045	—	$1,111,010,834

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended March 31, 2021. The following transactions were effected in such Underlying Funds for the period ended March 31, 2021.

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Notes to Schedule of Investments (unaudited) (continued)

	Affiliate
	Value at
	December 31,	Purchased		Sold
Underlying Funds	2020	Cost	Shares	Cost	Shares
Legg Mason International Low Volatility High Dividend ETF	$25,398,203	—	—	$312,356	11,252
Legg Mason Low Volatility High Dividend ETF	159,609,012	—	—	3,926,800	132,171
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	60,993,713	—	—	5,444,540	308,177
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	143,551,647	$12,302,031	1,167,053	—	—
ClearBridge International Growth Fund, Class IS Shares	16,546,859	—	—	—	—
QS International Equity Fund, Class IS Shares	43,450,479	—	—	1,111,227	73,065
QS U.S. Small Capitalization Equity Fund, Class IS Shares	44,094,800	—	—	9,207,912	714,551
ClearBridge Aggressive Growth Fund, Class IS Shares	52,218,488	—	—	5,658,188	28,128
ClearBridge Appreciation Fund, Class IS Shares	92,715,463	—	—	107,848	3,804
ClearBridge International Value Fund, Class IS Shares	17,703,055	—	—	1,408,322	140,973
ClearBridge Large Cap Growth Fund, Class IS Shares	50,229,875	—	—	—	—
QS U.S. Large Cap Equity Fund, Class IS Shares	121,687,436	—	—	2,123,718	106,399
Royce Pennsylvania Mutual Fund, Institutional Class Shares	39,252,921	—	—	7,776,669	877,341
Western Asset Core Bond Fund, Class IS Shares	138,946,318	19,010,936	1,445,308	—	—

	$1,006,398,269	$31,312,967		$37,077,580

Underlying Funds (continued)	Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2021
Legg Mason International Low Volatility High Dividend ETF	$(25,423)	$250,831	—	—	$2,153,237	$27,239,084
Legg Mason Low Volatility High Dividend ETF	622,065	329,711	—	—	11,614,185	167,296,397
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	740,460	—	—	—	8,155,422	63,704,595
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	—	832,031	—	—	(3,767,056)	152,086,622

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Notes to Schedule of Investments (unaudited) (continued)

Underlying Funds (continued)	Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2021
ClearBridge International Growth Fund, Class IS Shares	—	—	—	—	$(567,057)	$15,979,802
QS International Equity Fund, Class IS Shares	$183,773	—	—	—	2,519,114	44,858,366
QS U.S. Small Capitalization Equity Fund, Class IS Shares	1,547,088	—	—	—	7,341,044	42,227,932
ClearBridge Aggressive Growth Fund, Class IS Shares	476,812	—	—	—	2,520,709	49,081,009
ClearBridge Appreciation Fund, Class IS Shares	7,152	—	—	—	4,541,824	97,149,439
ClearBridge International Value Fund, Class IS Shares	141,678	—	—	—	1,729,067	18,023,800
ClearBridge Large Cap Growth Fund, Class IS Shares	—	—	—	—	133,138	50,363,013
QS U.S. Large Cap Equity Fund, Class IS Shares	161,282	—	—	—	9,762,700	129,326,418
Royce Pennsylvania Mutual Fund, Institutional Class Shares	2,058,331	—	—	—	2,859,578	34,335,830
Western Asset Core Bond Fund, Class IS Shares	—	$645,224	—	—	(6,219,345)	151,737,909

	$5,913,218	$2,057,797	—	—	$42,776,560	$1,043,410,216

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